CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Time charter and voyage revenues	$ 1,306,889	$ 1,210,528	$ 713,175
Time charter and voyage expenses	(160,231)	(122,630)	(36,142)
Direct vessel expenses	(69,449)	(56,754)	(29,259)
Vessel operating expenses (entirely through related parties transactions)	(331,653)	(312,022)	(191,449)
General and administrative expenses	(80,559)	(67,180)	(41,461)
Depreciation and amortization of intangible assets	(217,823)	(201,820)	(112,817)
Amortization of unfavorable lease terms	19,922	74,963	108,538
Gain on sale of vessels, net	50,248	149,352	33,625
Interest expense and finance cost, net	(133,642)	(83,091)	(42,762)
Interest income	10,699	856	859
Other income	53,682	1,065	289
Other expense	(14,438)	(14,020)	(9,738)
Equity in net earnings of affiliated companies	0	0	80,839
Transaction costs	0	0	(10,439)
Bargain gain	0	0	48,015
Net increase in cash, cash equivalents and restricted cash	433,645	579,247	511,273
Net loss attributable to the noncontrolling interest	0	0	4,913
Net income attributable to Navios Partners’ unitholders	433,645	579,247	516,186
Net income attributable to Navios Partners’ unitholders
Common Unitholders	424,974	567,662	505,862
General Partner	8,671	11,585	10,324
Net income attributable to Navios Partners’ unitholders	$ 433,645	$ 579,247	$ 516,186
Earnings attributable to Navios Partners’ unitholders per unit:
Earnings attributable to Navios Partners’ unitholders per common unit, basic	$ 14.08	$ 18.82	$ 22.36
Earnings attributable to Navios Partners’ unitholders per common unit, diluted	$ 14.08	$ 18.82	$ 22.32